Rule 497(j)
                                                     2-84012
                                                    811-3752

April 9, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C.  20549

Re:  The Managers Funds
     Post-Effective Amendment No. 49 to
     Registration Statement on Form N-1A
     Securities Act of 1933 Registration No. 2-84012
     Investment Company Act of 1940 File No. 811-3752
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Managers Funds (the "Trust") hereby certifies that:

     (1)  the forms of prospectus and statement
          of additional
          information that would have been filed
          pursuant to paragraph (c) of  Rule 497
          under the 1933 Act would not have
          differed from that contained in Post-
          Effective Amendment No. 49 to the
          Trust's Registration Statement on Form
          N-1A, constituting the most recent
          amendment to the Trust's Registration
          Statement on Form N-1A; and

     (2)  the text of Post-Effective Amendment
          No. 49 to the
          Trust's Registration Statement on Form
          N-1A was filed
          electronically with the Securities and
          Exchange Commission on March 28, 2001
          with an effective date of April 2,
          2001.

If you have any questions with respect to this filing, please do not hesitate to contact me at (203) 857-5322.

Sincerely,

The Managers Funds
By:  /s/Laura A. Pentimone
     LAURA A. PENTIMONE
     Assistant Secretary

cc:  Kambo F. Mwangi, Esquire
     Philip H. Newman, Esquire
          Goodwin Procter LLP